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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Royal Capital Management, LLC
            ------------------------------------------
Address:    575 Lexington Avenue, 4th Floor,
            ------------------------------------------
            New York, New York  10022
            ------------------------------------------



 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yale M. Fergang
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    (212) 572-8333
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Yale M. Fergang    New York, New York                      November 12, 2003
---------------------  -------------------------------------   -----------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  0
                                              -----------------------

Form 13F Information Table Entry Total:                            22
                                              -----------------------

Form 13F Information Table Value Total:      $                153,599
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]
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

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMN HEALTHCARE
  SERVICES           COM         001744101       3,248     200,000    SH                SOLE                 200,000
ALTRIA GROUP INC     COM         02209S103      28,470     650,000    SH                SOLE                 650,000
DAVE & BUSTERS INC   COM         23833N104       1,545     150,000    SH                SOLE                 150,000
ECHELON CORP         COM         27874N105       1,155      97,100    SH                SOLE                  97,100
EL PASO ELEC CO      COM NEW     283677854      10,973     950,000    SH                SOLE                 950,000
FAIRFAX FINL HLDGS
  LTD                COM         303901102      13,006      83,000    SH                SOLE                  83,000
FOOT LOCKER INC.     COM         344849104       9,720     600,000    SH                SOLE                 600,000
GOLD FIELDS LTD NEW  SPONSORED
                     ADR         38059T106       4,322     305,000    SH                SOLE                 305,000
HEAD N V             NY          422070102       3,412   1,312,200    SH                SOLE               1,312,200
                     REGISTRY
                     SH
IKON OFFICE
  SOLUTIONS INC      COM         451713101       1,097     150,000    SH                SOLE                 150,000
LOEWS CORP           COM         540424108      10,698     265,000    SH                SOLE                 265,000
MASSEY ENERGY CORP   COM         576206106       7,002     526,500    SH                SOLE                 526,500
MAXXAM INC           COM         577913106       3,660     249,800    SH                SOLE                 249,800
NCO PORTFOLIO MNMT
  INC                COM         62885J108       5,489     899,800    SH                SOLE                 899,800
PIER 1 IMPORTS INC   COM         720279108       1,118      58,100    SH                SOLE                  58,100
PXRE GROUP LTD       COM         G73018106       9,108     507,400    SH                SOLE                 507,400
RYERSON TULL INC
  NEW                COM         78375P107       6,047     775,200    SH                SOLE                 775,200
SCOTTISH ANNUITY
  & LIFE HLDG        ORD         G7885T104       8,701     360,300    SH                SOLE                 350,300
STAGE STORES INC     COM         85254C305       4,585     180,500    SH                SOLE                 180,500
TEXAS GENCO HLDGS
  INC                COM         882443104       5,077     213,300    SH                SOLE                 213,300
WASHINGTON MUTUAL
  INC                COM         939322103       6,102     155,000    SH                SOLE                 155,000
WMS INDS INC         COM         929297109       9,064     400,000    SH                SOLE                 400,000